SEGMENTED INFORMATION (Details) - CAD ($)	3 Months Ended		6 Months Ended		18 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2018
Disclosure Of Reportable Segments [Line Items]
Sales	$ 5,070,107	$ 284,262	$ 7,679,666	$ 657,480	$ 657,480
Interest revenue	164,827	274,436	803,137	524,500
Loss from operations	13,778,251	6,841,373	23,696,383	11,754,380
Net loss	452,731	5,610,970	4,101,414	10,656,390
Share of income from joint venture	(14,488,832)	(682,431)	(20,301,051)	(380,638)
Operating
Disclosure Of Reportable Segments [Line Items]
Sales	4,975,864	284,262	7,585,423	657,480
Interest revenue	(118,960)	0	(48,591)	0
Loss from operations	10,605,523	1,462,406	14,104,906	2,111,738
Net loss	(3,072,949)	780,274	(5,403,561)	1,731,400
Share of income from joint venture	(14,488,832)	(682,431)	(20,301,051)	(380,638)
Other
Disclosure Of Reportable Segments [Line Items]
Sales	94,243	0	94,243	0
Interest revenue	283,787	274,436	851,728	524,500
Loss from operations	3,172,728	5,378,967	9,591,477	9,642,642
Net loss	3,525,680	4,830,696	9,504,975	8,924,990
Share of income from joint venture	$ 0	$ 0	$ 0	$ 0